Share Capital and Reserves - Summarized Financial Information of Subsidiary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Current Assets	$ 53,778	$ 32,727
Total assets	1,931,426	1,974,777
Total Liabilities	477,445	533,372
Depletion	(75,337)	(59,780)
Income tax expense	(4,203)	(9,319)
Net income (loss) for the year	42,709	78,450
Total comprehensive income for the year	35,215	207,469
Total net income attributable to non-controlling interests	993	89
CMC
Disclosure of subsidiaries [line items]
Current Assets	2,356	1,791
Non-current Assets	62,852	81,022
Total assets	65,208	82,813
Current Liabilities	767	445
Non-current Liabilities	0	0
Total Liabilities	767	445
Net Assets	64,441	82,368
Revenue	12,022	2,615
Depletion	(4,875)	(1,656)
Administration expenses and other	(92)	28
Income tax expense	(4,000)	(714)
Net income (loss) for the year	3,055	273
Total comprehensive income for the year	3,055	273
Total net income attributable to non-controlling interests	993	89
Total comprehensive income attributable to non-controlling interests	$ 993	$ 89